Share-Based Compensation - Summary of Stock Option Activity (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2020
Stock Option [Member] | 2015 EIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding ,Beginning balance	27,474,942	23,926,758
Options Granted		4,338,396
Options Forfeited/Canceled		(790,212)
Stock options outstanding , Ending balance		27,474,942	23,926,758
Stock options exercisable		16,193,146
Weighted average exercise price, Beginning balance	$ 9.10	$ 8.38
Weighted average exercise price, Granted		13.23
Weighted average exercise price,Forfeited/Canceled		10.21
Weighted average exercise price, Ending balance		9.10	$ 8.38
Weighted average exercise price, exercisable		7.35
Weighted Average Grant Date Fair Value, Beginning balance	$ 6.12	5.65
Weighted average grant date fair value, Granted		8.67
Weighted Average Grant Date Fair Value, Granted		6.78
Weighted Average Grant Date Fair Value, Ending balance		6.12	$ 5.65
Weighted Average Grant Date Fair Value, exercisable		$ 5.11
Weighted Average Remaining Contractual Life		7 years 3 months 3 days	7 years 11 months 4 days
Weighted Average Remaining Contractual Life, exercisable		6 years 5 months 26 days
Stock options and performance stock options [Member] | R S L Equity Plans Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding ,Beginning balance	69,687,308
Options Granted	11,999,734
Options Forfeited/Canceled	(932,868)
Stock options outstanding , Ending balance	80,754,174	69,687,308